PGIM High Yield Bond Fund, Inc.
Schedule of Investments as of February 29, 2020 (unaudited)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments 123.8%
Bank Loans 12.9%
Auto Manufacturers 0.4%
Navistar, Inc., Tranche B Term Loan, 1 Month LIBOR + 3.500%	5.160%(c)	11/06/24	2,222	$ 2,193,892
Chemicals 1.2%
Alpha Bidco, Inc. (United Kingdom), Initial Term B-1 Loan, 3 Month LIBOR + 3.000%	4.945(c)	01/31/24	491	472,590
Hexion, Inc., Senior Secured Term B Loan, 3 Month LIBOR + 3.500%^	5.410(c)	07/01/26	1,500	1,481,250
Solenis International LP,
First Lien Initial Dollar Term Loan, 1 - 3 Month LIBOR + 4.000%^	5.610(c)	06/26/25	3,691	3,614,153
Second Lien Initial Term Loan, 3 Month LIBOR + 8.500%^	10.113(c)	06/26/26	1,000	945,000
				6,512,993
Computers 1.9%
McAfee LLC,
Second Lien Initial Loan, 1 Month LIBOR + 8.500%	10.103(c)	09/29/25	3,619	3,623,273
Term B USD Loan, 1 Month LIBOR + 3.750%	5.353(c)	09/30/24	4,939	4,904,521

Surf Holdings LLC, Term Loan	—(p)	02/25/27	1,500	1,485,000
				10,012,794
Electric 0.4%
Heritage Power LLC, Term Loan B, 3 Month LIBOR + 6.000%^	7.771(c)	07/30/26	2,145	2,034,713
Entertainment 0.5%
Playtika Holding Corp., Term B Loan, 1 Month LIBOR + 6.000%	7.603(c)	12/10/24	2,300	2,297,125
Scientific Games International, Inc., Initial Term B-5 Loan, 1 - 2 Month LIBOR + 2.750%	4.359(c)	08/14/24	299	289,974
				2,587,099
Healthcare-Services 0.1%
MPH Acquisition Holdings LLC, Initial Term Loan, 3 Month LIBOR + 2.750%	4.695(c)	06/07/23	750	719,250

PGIM High Yield Bond Fund, Inc.
Schedule of Investments as of February 29, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Bank Loans (Continued)
Insurance 0.5%
Asurion LLC, Second Lien Replacement B-2 Term Loan, 1 Month LIBOR + 6.500%^	8.103%(c)	08/04/25	2,725	$ 2,718,187
Media 0.2%
iHeartCommunications, Inc., New Term Loan, 3 Month LIBOR + 3.000%	4.655(c)	05/01/26	1,300	1,285,375
Oil & Gas 1.2%
Chesapeake Energy Corp., Class A Loan, 3 Month LIBOR + 8.000%	9.928(c)	06/24/24	4,850	4,377,125
Citgo Holding, Inc., Term Loan, 1 Month LIBOR + 7.000%^	8.603(c)	08/01/23	574	573,563
CITGO Petroleum Corp.,
2019 Incremental Term B Loan, 3 Month LIBOR + 5.000%^	6.945(c)	03/27/24	868	864,095
Term B Loan, 3 Month LIBOR + 4.500%^	6.445(c)	07/29/21	841	839,020
				6,653,803
Pharmaceuticals 0.2%
Mallinckrodt International Finance SA,
2017 Term B Loan, 3 Month LIBOR + 2.750%	4.695(c)	09/24/24	715	637,471
2018 Incremental Term Loan, 3 Month LIBOR + 3.000%	4.704(c)	02/24/25	183	161,748
				799,219
Retail 0.4%
CEC Entertainment, Inc., Term B Loan, 1 Month LIBOR + 6.500%	8.103(c)	08/31/26	561	531,987
Sally Holdings LLC, Term B-2 Loan	4.500	07/05/24	1,875	1,854,688
				2,386,675
Software 2.4%
Finastra USA, Inc.,
Dollar Term Loan (Second Lien), 3 Month LIBOR + 7.250%	9.027(c)	06/13/25	1,400	1,333,500
First Lien Dollar Term Loan, 3 Month LIBOR + 3.500%	5.277(c)	06/13/24	3,835	3,638,231
Informatica LLC,
Term Loan	—(p)	02/14/25	675	659,812

PGIM High Yield Bond Fund, Inc.
Schedule of Investments as of February 29, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Bank Loans (Continued)
Software (cont’d.)
Informatica LLC, (cont’d.)
Term Loan	— %(p)	02/14/27	1,400	$ 1,368,500
TIBCO Software, Inc.,
Term Loan	—(p)	07/03/26	3,000	3,011,250
Term Loan	—(p)	02/14/28	3,025	3,081,719
				13,093,012
Telecommunications 3.5%
Digicel International Finance Ltd. (Saint Lucia), First Lien Initial Term B Loan, 3 Month LIBOR + 3.250%	4.870(c)	05/27/24	3,344	3,042,550
Intelsat Jackson Holdings SA (Luxembourg), Tranche B-5 Term Loan	6.625	01/02/24	4,795	4,821,972
West Corp., Initial Term B Loan, 1 Month LIBOR + 4.000%	5.603(c)	10/10/24	3,492	2,774,259
Xplornet Communications, Inc. (Canada), New Term B Loan, 3 Month LIBOR + 4.000%^	5.945(c)	09/09/21	8,342	8,279,470
				18,918,251

Total Bank Loans (cost $70,994,572)				69,915,263
Corporate Bonds 110.4%
Advertising 1.4%
National CineMedia LLC,
Sr. Sec’d. Notes, 144A(aa)	5.875	04/15/28	1,125	1,152,274
Sr. Unsec’d. Notes(aa)	5.750	08/15/26	1,175	1,169,204

Outfront Media Capital LLC/Outfront Media Capital Corp., Gtd. Notes(aa)	5.625	02/15/24	2,975	3,031,655
Terrier Media Buyer, Inc., Gtd. Notes, 144A	8.875	12/15/27	2,355	2,337,455
				7,690,588
Aerospace & Defense 2.7%
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A(aa)	7.500	12/01/24	2,075	2,102,621
Sr. Unsec’d. Notes, 144A	7.500	03/15/25	800	790,717
Sr. Unsec’d. Notes, 144A(aa)	7.875	04/15/27	2,900	2,861,903

PGIM High Yield Bond Fund, Inc.
Schedule of Investments as of February 29, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Aerospace & Defense (cont’d.)
Bombardier, Inc. (Canada), (cont’d.)
Sr. Unsec’d. Notes, 144A(aa)	8.750%	12/01/21	6,900	$7,348,787

SSL Robotics LLC, Sr. Sec’d. Notes, 144A(aa)	9.750	12/31/23	1,350	1,436,116
				14,540,144
Agriculture 0.6%
Vector Group Ltd.,
Gtd. Notes, 144A	10.500	11/01/26	575	573,560
Sr. Sec’d. Notes, 144A(aa)	6.125	02/01/25	2,650	2,562,554
				3,136,114
Auto Manufacturers 1.3%
Allison Transmission, Inc., Sr. Unsec’d. Notes, 144A	5.875	06/01/29	419	453,905
Ford Motor Co.,
Sr. Unsec’d. Notes	4.750	01/15/43	2,900	2,550,395
Sr. Unsec’d. Notes	5.291	12/08/46	3,300	3,021,823

Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	5.584	03/18/24	310	332,435
Navistar International Corp., Gtd. Notes, 144A	6.625	11/01/25	795	825,085
				7,183,643
Auto Parts & Equipment 2.3%
Adient Global Holdings Ltd., Gtd. Notes, 144A	4.875	08/15/26	2,825	2,435,240
American Axle & Manufacturing, Inc.,
Gtd. Notes(aa)	6.250	04/01/25	1,275	1,235,553
Gtd. Notes(aa)	6.250	03/15/26	686	660,834
Gtd. Notes(aa)	6.500	04/01/27	2,450	2,354,003

Cooper-Standard Automotive, Inc., Gtd. Notes, 144A(aa)	5.625	11/15/26	1,490	1,329,659
Dana Financing Luxembourg Sarl,
Gtd. Notes, 144A	5.750	04/15/25	500	516,373
Gtd. Notes, 144A(aa)	6.500	06/01/26	2,665	2,809,768

PGIM High Yield Bond Fund, Inc.
Schedule of Investments as of February 29, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Auto Parts & Equipment (cont’d.)

Dana, Inc., Sr. Unsec’d. Notes	5.375%	11/15/27	200	$ 205,370
Titan International, Inc., Sr. Sec’d. Notes(aa)	6.500	11/30/23	1,000	785,689
				12,332,489
Banks 0.9%
CIT Group, Inc., Sub. Notes(aa)	6.125	03/09/28	1,500	1,801,770
Popular, Inc. (Puerto Rico), Sr. Unsec’d. Notes	6.125	09/14/23	2,875	3,026,713
				4,828,483
Building Materials 2.4%
Cornerstone Building Brands, Inc., Gtd. Notes, 144A(aa)	8.000	04/15/26	1,325	1,311,688
Griffon Corp., Sr. Unsec’d. Notes, 144A	5.750	03/01/28	1,150	1,158,691
Masonite International Corp.,
Gtd. Notes, 144A	5.375	02/01/28	305	320,336
Gtd. Notes, 144A	5.750	09/15/26	675	717,840

Patrick Industries, Inc., Sr. Unsec’d. Notes, 144A	7.500	10/15/27	975	1,060,459
Standard Industries, Inc., Sr. Unsec’d. Notes, 144A(aa)	4.750	01/15/28	2,475	2,545,592
Summit Materials LLC/Summit Materials Finance Corp.,
Gtd. Notes	6.125	07/15/23	170	171,042
Gtd. Notes, 144A(aa)	6.500	03/15/27	1,500	1,609,542

U.S. Concrete, Inc., Gtd. Notes(aa)	6.375	06/01/24	3,900	3,975,689
				12,870,879
Chemicals 5.5%
Ashland LLC, Gtd. Notes	6.875	05/15/43	2,125	2,531,900
Atotech Alpha 2 BV (Germany), Sr. Unsec’d. Notes, 144A, Cash coupon 8.750% or PIK 9.500%(aa)	8.750	06/01/23	1,825	1,848,278

PGIM High Yield Bond Fund, Inc.
Schedule of Investments as of February 29, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Chemicals (cont’d.)
Atotech Alpha 3 BV/Alpha US Bidco, Inc. (United Kingdom), Gtd. Notes, 144A(aa)	6.250%	02/01/25	1,400	$ 1,436,281
Chemours Co. (The),
Gtd. Notes(aa)	5.375	05/15/27	1,485	1,275,202
Gtd. Notes(aa)	6.625	05/15/23	4,430	4,273,185
Gtd. Notes(aa)	7.000	05/15/25	1,500	1,403,471

Cornerstone Chemical Co., Sr. Sec’d. Notes, 144A(aa)	6.750	08/15/24	2,255	2,023,866
Hexion, Inc., Gtd. Notes, 144A(aa)	7.875	07/15/27	2,200	2,189,971
NOVA Chemicals Corp. (Canada),
Sr. Unsec’d. Notes, 144A(aa)	4.875	06/01/24	1,100	1,066,531
Sr. Unsec’d. Notes, 144A(aa)	5.250	06/01/27	1,200	1,141,235

Rain CII Carbon LLC/CII Carbon Corp., Sec’d. Notes, 144A(aa)	7.250	04/01/25	1,500	1,445,933
Starfruit Finco BV/Starfruit US Holdco LLC (Netherlands), Sr. Unsec’d. Notes, 144A	8.000	10/01/26	2,405	2,388,747
TPC Group, Inc., Sr. Sec’d. Notes, 144A(aa)	10.500	08/01/24	1,200	1,218,874
Tronox Finance PLC, Gtd. Notes, 144A(aa)	5.750	10/01/25	940	889,214
Tronox, Inc., Gtd. Notes, 144A(aa)	6.500	04/15/26	3,025	2,903,177
Valvoline, Inc., Gtd. Notes, 144A	4.250	02/15/30	460	453,701
Venator Finance Sarl/Venator Materials LLC, Gtd. Notes, 144A(aa)	5.750	07/15/25	1,225	1,117,145
WR Grace & Co-Conn, Gtd. Notes, 144A	5.625	10/01/24	100	110,524
				29,717,235
Commercial Services 5.6%
Allied Universal Holdco LLC/Allied Universal Finance Corp.,
Sr. Sec’d. Notes, 144A	6.625	07/15/26	250	262,076
Sr. Unsec’d. Notes, 144A(aa)	9.750	07/15/27	2,400	2,560,229

AMN Healthcare, Inc., Gtd. Notes, 144A	4.625	10/01/27	400	407,506

PGIM High Yield Bond Fund, Inc.
Schedule of Investments as of February 29, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Commercial Services (cont’d.)

Laureate Education, Inc., Gtd. Notes, 144A(aa)	8.250%	05/01/25	4,500	$ 4,772,293
Nielsen Co. Luxembourg SARL (The), Gtd. Notes, 144A(aa)	5.500	10/01/21	677	678,207
Refinitiv US Holdings, Inc., Gtd. Notes, 144A(aa)	8.250	11/15/26	7,662	8,468,576
United Rentals North America, Inc.,
Gtd. Notes	4.000	07/15/30	700	685,409
Gtd. Notes(aa)	4.875	01/15/28	7,025	7,219,780
Gtd. Notes(aa)	5.250	01/15/30	1,425	1,508,250
Gtd. Notes(aa)	6.500	12/15/26	1,500	1,602,707

Verscend Escrow Corp., Sr. Unsec’d. Notes, 144A(aa)	9.750	08/15/26	1,750	1,907,512
				30,072,545
Computers 1.7%
Banff Merger Sub, Inc., Sr. Unsec’d. Notes, 144A(aa)	9.750	09/01/26	6,050	6,092,532
Everi Payments, Inc., Gtd. Notes, 144A	7.500	12/15/25	1,127	1,180,956
NCR Corp., Gtd. Notes, 144A(aa)	5.750	09/01/27	1,000	1,052,985
Tempo Acquisition LLC/Tempo Acquisition Finance Corp., Sr. Unsec’d. Notes, 144A(aa)	6.750	06/01/25	825	823,421
				9,149,894
Distribution/Wholesale 0.4%
Anixter, Inc., Gtd. Notes	6.000	12/01/25	1,300	1,389,943
H&E Equipment Services, Inc., Gtd. Notes	5.625	09/01/25	689	715,739
				2,105,682
Diversified Financial Services 4.5%
Alliance Data Systems Corp., Gtd. Notes, 144A	4.750	12/15/24	1,075	1,059,763
Avolon Holdings Funding Ltd. (Ireland),
Gtd. Notes, 144A	5.125	10/01/23	2,125	2,276,606
Gtd. Notes, 144A	5.500	01/15/23	1,875	2,019,324

PGIM High Yield Bond Fund, Inc.
Schedule of Investments as of February 29, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Diversified Financial Services (cont’d.)

Fairstone Financial, Inc. (Canada), Sr. Unsec’d. Notes, 144A	7.875%	07/15/24	1,030	$ 1,123,721
LPL Holdings, Inc., Gtd. Notes, 144A(aa)	5.750	09/15/25	1,280	1,335,604
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A	6.000	01/15/27	900	914,195
Gtd. Notes, 144A(aa)	8.125	07/15/23	6,200	6,472,145

Navient Corp., Sr. Unsec’d. Notes, MTN(aa)	8.000	03/25/20	132	132,387
Park Aerospace Holdings Ltd. (Ireland), Gtd. Notes, 144A	5.500	02/15/24	150	164,431
Springleaf Finance Corp.,
Gtd. Notes(aa)	5.375	11/15/29	1,150	1,175,373
Gtd. Notes	6.625	01/15/28	500	549,310
Gtd. Notes(aa)	6.875	03/15/25	350	388,675
Gtd. Notes(aa)	7.125	03/15/26	6,074	6,739,758
				24,351,292
Electric 4.3%
Calpine Corp.,
Sr. Unsec’d. Notes	5.500	02/01/24	300	296,176
Sr. Unsec’d. Notes(aa)	5.750	01/15/25	6,325	6,305,581
Sr. Unsec’d. Notes, 144A(aa)	5.125	03/15/28	5,950	5,609,010

Keystone & Conemaugh Pass-Through Certificates, Gtd. Notes, 144A	9.000	12/01/23	85	86,143
Keystone Power Pass-Through Holders LLC/Conemaugh Power Pass-Through Holders, Sub. Notes, 144A, Cash coupon 13.000% or PIK 13.000%	13.000	06/01/24	280	262,764
NRG Energy, Inc.,
Gtd. Notes(aa)	5.750	01/15/28	2,150	2,245,786
Gtd. Notes, 144A	5.250	06/15/29	400	417,332
Vistra Operations Co. LLC,
Gtd. Notes, 144A	5.000	07/31/27	1,100	1,112,591
Gtd. Notes, 144A(aa)	5.625	02/15/27	6,950	7,122,628
				23,458,011
Energy-Alternate Sources 0.1%
Enviva Partners LP/Enviva Partners Finance Corp., Gtd. Notes, 144A	6.500	01/15/26	600	624,866

PGIM High Yield Bond Fund, Inc.
Schedule of Investments as of February 29, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Engineering & Construction 1.0%
AECOM,
Gtd. Notes(aa)	5.125%	03/15/27	2,490	$ 2,575,909
Gtd. Notes	5.875	10/15/24	675	730,209

TopBuild Corp., Gtd. Notes, 144A(aa)	5.625	05/01/26	2,156	2,251,626
				5,557,744
Entertainment 5.9%
AMC Entertainment Holdings, Inc.,
Gtd. Notes	5.750	06/15/25	675	544,129
Gtd. Notes(aa)	5.875	11/15/26	4,250	3,392,853

Caesars Resort Collection LLC/CRC Finco, Inc., Gtd. Notes, 144A(aa)	5.250	10/15/25	3,975	3,939,252
CCM Merger, Inc., Sr. Unsec’d. Notes, 144A(aa)	6.000	03/15/22	4,000	4,065,640
Eldorado Resorts, Inc., Gtd. Notes(aa)	7.000	08/01/23	1,950	2,012,727
Golden Entertainment, Inc., Sr. Unsec’d. Notes, 144A(aa)	7.625	04/15/26	1,850	1,985,828
International Game Technology PLC, Sr. Sec’d. Notes, 144A	6.500	02/15/25	2,450	2,654,699
Jacobs Entertainment, Inc., Sec’d. Notes, 144A(aa)	7.875	02/01/24	2,500	2,642,755
Penn National Gaming, Inc., Sr. Unsec’d. Notes, 144A(aa)	5.625	01/15/27	2,030	2,078,271
Scientific Games International, Inc.,
Gtd. Notes(aa)	6.625	05/15/21	3,025	3,020,841
Gtd. Notes, 144A	7.000	05/15/28	700	682,982
Gtd. Notes, 144A	7.250	11/15/29	700	683,290
Gtd. Notes, 144A(aa)	8.250	03/15/26	2,075	2,142,615

Twin River Worldwide Holdings, Inc., Sr. Unsec’d. Notes, 144A(aa)	6.750	06/01/27	1,320	1,381,018
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., Gtd. Notes, 144A	5.125	10/01/29	860	836,683
				32,063,583
Foods 3.0%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, Gtd. Notes, 144A	4.875	02/15/30	600	600,000

PGIM High Yield Bond Fund, Inc.
Schedule of Investments as of February 29, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Foods (cont’d.)
B&G Foods, Inc.,
Gtd. Notes(aa)	5.250%	04/01/25	475	$ 469,718
Gtd. Notes	5.250	09/15/27	1,325	1,289,461
JBS USA LUX SA/JBS USA Finance, Inc.,
Gtd. Notes, 144A	5.750	06/15/25	900	924,189
Gtd. Notes, 144A	5.875	07/15/24	500	512,662
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.,
Gtd. Notes, 144A(aa)	6.500	04/15/29	1,025	1,113,514
Sr. Unsec’d. Notes, 144A(aa)	5.500	01/15/30	2,000	2,116,404

Pilgrim’s Pride Corp., Gtd. Notes, 144A(aa)	5.875	09/30/27	4,850	5,033,092
Post Holdings, Inc.,
Gtd. Notes, 144A(aa)	5.500	12/15/29	2,200	2,283,135
Gtd. Notes, 144A	5.625	01/15/28	311	323,679
Gtd. Notes, 144A(aa)	5.750	03/01/27	1,350	1,409,003
				16,074,857
Gas 0.9%
AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes	5.500	05/20/25	600	604,699
Sr. Unsec’d. Notes(aa)	5.625	05/20/24	225	233,803
Sr. Unsec’d. Notes(aa)	5.750	05/20/27	3,250	3,379,875
Sr. Unsec’d. Notes	5.875	08/20/26	675	701,093
				4,919,470
Healthcare-Services 6.2%
Centene Corp., Sr. Unsec’d. Notes, 144A	4.250	12/15/27	1,050	1,083,315
CHS/Community Health Systems, Inc., Sr. Sec’d. Notes(aa)	6.250	03/31/23	1,075	1,078,547
Encompass Health Corp., Gtd. Notes	4.750	02/01/30	740	760,003
Hadrian Merger Sub, Inc., Sr. Unsec’d. Notes, 144A(aa)	8.500	05/01/26	452	462,356
HCA, Inc.,
Gtd. Notes(aa)	5.625	09/01/28	3,700	4,198,649
Sr. Sec’d. Notes(aa)	4.750	05/01/23	4,700	5,112,911

MEDNAX, Inc., Gtd. Notes, 144A(aa)	6.250	01/15/27	1,030	991,044

PGIM High Yield Bond Fund, Inc.
Schedule of Investments as of February 29, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Healthcare-Services (cont’d.)

Molina Healthcare, Inc., Sr. Unsec’d. Notes(aa)	5.375%	11/15/22	1,610	$ 1,676,824
Polaris Intermediate Corp., Sr. Unsec’d. Notes, 144A, Cash coupon 8.500% or PIK 9.250%(aa)	8.500	12/01/22	3,010	2,558,539
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc., Gtd. Notes, 144A(aa)	9.750	12/01/26	4,300	4,622,852
Surgery Center Holdings, Inc., Gtd. Notes, 144A(aa)	10.000	04/15/27	1,425	1,574,966
Tenet Healthcare Corp.,
Sr. Sec’d. Notes, 144A	5.125	11/01/27	375	389,413
Sr. Unsec’d. Notes(aa)	6.750	06/15/23	3,825	4,093,110
Sr. Unsec’d. Notes	6.875	11/15/31	1,250	1,297,479
Sr. Unsec’d. Notes(aa)	7.000	08/01/25	2,300	2,369,062
Sr. Unsec’d. Notes(aa)	8.125	04/01/22	1,050	1,137,906
				33,406,976
Home Builders 7.7%
Ashton Woods USA LLC/Ashton Woods Finance Co., Sr. Unsec’d. Notes, 144A(aa)	9.875	04/01/27	2,608	3,003,843
Beazer Homes USA, Inc.,
Gtd. Notes(aa)	5.875	10/15/27	1,350	1,367,729
Gtd. Notes, 144A	7.250	10/15/29	2,675	2,837,489
Brookfield Residential Properties, Inc./Brookfield Residential US Corp. (Canada),
Gtd. Notes, 144A	4.875	02/15/30	925	916,208
Gtd. Notes, 144A	6.125	07/01/22	3,250	3,296,644

Century Communities, Inc., Gtd. Notes	6.750	06/01/27	1,750	1,924,204
Forestar Group, Inc.,
Gtd. Notes, 144A(aa)	8.000	04/15/24	1,025	1,111,001
Sr. Unsec’d. Notes, 144A	5.000	03/01/28	650	639,328
KB Home,
Gtd. Notes	4.800	11/15/29	425	449,065
Gtd. Notes(aa)	6.875	06/15/27	1,800	2,129,514
Lennar Corp.,
Gtd. Notes(aa)	5.000	06/15/27	1,250	1,393,314
Gtd. Notes	6.250	12/15/21	350	368,148
M/I Homes, Inc.,
Gtd. Notes(aa)	5.625	08/01/25	1,000	1,046,146

PGIM High Yield Bond Fund, Inc.
Schedule of Investments as of February 29, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Home Builders (cont’d.)
M/I Homes, Inc., (cont’d.)
Gtd. Notes, 144A	4.950%	02/01/28	950	$ 967,275
Mattamy Group Corp. (Canada),
Sr. Unsec’d. Notes, 144A	4.625	03/01/30	900	872,745
Sr. Unsec’d. Notes, 144A	5.250	12/15/27	1,125	1,177,714
Sr. Unsec’d. Notes, 144A	6.500	10/01/25	250	268,221

Meritage Homes Corp., Gtd. Notes(aa)	5.125	06/06/27	2,748	3,056,324
New Home Co., Inc. (The), Gtd. Notes(aa)	7.250	04/01/22	2,275	2,307,891
PulteGroup, Inc., Gtd. Notes	5.000	01/15/27	487	535,461
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A	5.750	01/15/28	800	885,179
Gtd. Notes, 144A(aa)	5.875	01/31/25	2,525	2,594,530
Gtd. Notes, 144A	5.875	06/15/27	400	448,434
Gtd. Notes, 144A	6.000	09/01/23	50	51,861
Gtd. Notes, 144A	6.625	07/15/27	2,800	3,032,736

Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc., Gtd. Notes, 144A(aa)	5.625	03/01/24	1,873	2,022,353
TRI Pointe Group, Inc., Gtd. Notes(aa)	4.875	07/01/21	2,400	2,464,832
William Lyon Homes, Inc., Gtd. Notes(aa)	7.000	08/15/22	308	307,793
				41,475,982
Home Furnishings 0.1%
Tempur Sealy International, Inc., Gtd. Notes	5.625	10/15/23	775	792,496
Household Products/Wares 0.0%
Spectrum Brands, Inc., Gtd. Notes, 144A	5.000	10/01/29	250	258,309
Housewares 0.3%
Scotts Miracle-Gro Co. (The),
Gtd. Notes	5.250	12/15/26	170	180,418
Gtd. Notes, 144A	4.500	10/15/29	1,125	1,167,533
				1,347,951

PGIM High Yield Bond Fund, Inc.
Schedule of Investments as of February 29, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Internet 1.5%
Zayo Group LLC/Zayo Capital, Inc., Gtd. Notes	6.000%	04/01/23	7,705	$ 7,868,556
Iron/Steel 0.8%
Cleveland-Cliffs, Inc.,
Gtd. Notes	5.750	03/01/25	558	509,986
Gtd. Notes, 144A(aa)	5.875	06/01/27	4,405	3,710,463
				4,220,449
Lodging 0.8%
Marriott Ownership Resorts, Inc., Gtd. Notes, 144A	4.750	01/15/28	460	459,101
MGM Resorts International, Gtd. Notes	5.500	04/15/27	1,050	1,153,531
Station Casinos LLC, Gtd. Notes, 144A	4.500	02/15/28	650	620,085
Wyndham Destinations, Inc., Sr. Sec’d. Notes, 144A	4.625	03/01/30	575	580,547
Wynn Macau Ltd. (Macau), Sr. Unsec’d. Notes, 144A	5.125	12/15/29	1,350	1,322,371
				4,135,635
Machinery-Diversified 0.5%
Cloud Crane LLC, Sec’d. Notes, 144A(aa)	10.125	08/01/24	2,475	2,524,500
Media 9.0%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A(aa)	4.750	03/01/30	2,300	2,370,723
Sr. Unsec’d. Notes, 144A(aa)	5.125	05/01/23	4,455	4,514,634
Sr. Unsec’d. Notes, 144A(aa)	5.375	06/01/29	2,375	2,531,026
Sr. Unsec’d. Notes, 144A	5.500	05/01/26	500	521,330
Clear Channel Worldwide Holdings, Inc.,
Gtd. Notes, 144A(aa)	9.250	02/15/24	10,401	11,073,481
Sr. Sec’d. Notes, 144A	5.125	08/15/27	400	401,768

Cumulus Media New Holdings, Inc., Sr. Sec’d. Notes, 144A(aa)	6.750	07/01/26	1,400	1,455,243
Diamond Sports Group LLC/Diamond Sports Finance Co.,
Gtd. Notes, 144A(aa)	6.625	08/15/27	4,885	3,956,301

PGIM High Yield Bond Fund, Inc.
Schedule of Investments as of February 29, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Media (cont’d.)
Diamond Sports Group LLC/Diamond Sports Finance Co., (cont’d.)
Sr. Sec’d. Notes, 144A(aa)	5.375%	08/15/26	3,925	$3,620,900

DISH DBS Corp., Gtd. Notes(aa)	7.750	07/01/26	3,705	3,984,669
Entercom Media Corp.,
Gtd. Notes, 144A	7.250	11/01/24	500	526,322
Sec’d. Notes, 144A	6.500	05/01/27	860	904,094
Gray Television, Inc.,
Gtd. Notes, 144A	5.125	10/15/24	125	128,249
Gtd. Notes, 144A(aa)	7.000	05/15/27	1,950	2,115,218

iHeartCommunications, Inc., Gtd. Notes(aa)	8.375	05/01/27	1,625	1,765,338
Midcontinent Communications/Midcontinent Finance Corp., Gtd. Notes, 144A	5.375	08/15/27	550	578,972
Radiate Holdco LLC/Radiate Finance, Inc.,
Sr. Unsec’d. Notes, 144A(aa)	6.625	02/15/25	3,425	3,438,729
Sr. Unsec’d. Notes, 144A(aa)	6.875	02/15/23	1,055	1,061,060

Scripps Escrow, Inc., Gtd. Notes, 144A	5.875	07/15/27	1,190	1,234,702
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A(aa)	5.125	05/15/23	2,000	1,938,411
Sr. Sec’d. Notes, 144A	5.125	02/15/25	800	753,446
				48,874,616
Metal Fabricate/Hardware 0.2%
Zekelman Industries, Inc., Sr. Sec’d. Notes, 144A(aa)	9.875	06/15/23	955	999,646
Mining 3.1%
Constellium SE, Gtd. Notes, 144A(aa)	6.625	03/01/25	2,380	2,449,002
Eldorado Gold Corp. (Canada), Sec’d. Notes, 144A(aa)	9.500	06/01/24	1,750	1,898,848
First Quantum Minerals Ltd. (Zambia),
Gtd. Notes, 144A	6.875	03/01/26	300	280,279
Gtd. Notes, 144A	7.250	05/15/22	765	759,606
Gtd. Notes, 144A	7.500	04/01/25	2,105	1,947,901
Freeport-McMoRan, Inc.,
Gtd. Notes	3.550	03/01/22	643	649,742
Gtd. Notes	3.875	03/15/23	1,100	1,107,317

PGIM High Yield Bond Fund, Inc.
Schedule of Investments as of February 29, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Mining (cont’d.)

Hecla Mining Co., Gtd. Notes	7.250%	02/15/28	825	$ 810,705
IAMGOLD Corp. (Canada), Gtd. Notes, 144A(aa)	7.000	04/15/25	1,750	1,796,511
New Gold, Inc. (Canada),
Gtd. Notes, 144A(aa)	6.250	11/15/22	1,600	1,611,602
Gtd. Notes, 144A(aa)	6.375	05/15/25	1,150	1,128,876
Novelis Corp.,
Gtd. Notes, 144A	4.750	01/30/30	925	908,953
Gtd. Notes, 144A	5.875	09/30/26	1,575	1,628,820
				16,978,162
Miscellaneous Manufacturing 0.3%
Amsted Industries, Inc.,
Gtd. Notes, 144A	5.625	07/01/27	575	610,056
Sr. Unsec’d. Notes, 144A	4.625	05/15/30	785	789,770

FXI Holdings, Inc., Sr. Sec’d. Notes, 144A	7.875	11/01/24	225	211,482
				1,611,308
Oil & Gas 8.4%
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp., Gtd. Notes	7.875	12/15/24(d)	5,325	11,408
Antero Resources Corp.,
Gtd. Notes(aa)	5.000	03/01/25	2,775	1,427,906
Gtd. Notes	5.375	11/01/21	375	312,415
Gtd. Notes(aa)	5.625	06/01/23	3,925	2,130,630
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Sr. Unsec’d. Notes, 144A	7.000	11/01/26	450	283,222
Sr. Unsec’d. Notes, 144A(aa)	10.000	04/01/22	4,944	4,217,943

Chesapeake Energy Corp., Sec’d. Notes, 144A	11.500	01/01/25	2,976	1,721,491
Citgo Holding, Inc., Sr. Sec’d. Notes, 144A	9.250	08/01/24	1,825	1,897,814
CNX Resources Corp.,
Gtd. Notes(aa)	5.875	04/15/22	3,213	2,943,210
Gtd. Notes, 144A(aa)	7.250	03/14/27	1,350	1,000,376

PGIM High Yield Bond Fund, Inc.
Schedule of Investments as of February 29, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Oil & Gas (cont’d.)

CrownRock LP/CrownRock Finance, Inc., Sr. Unsec’d. Notes, 144A	5.625%	10/15/25	575	$ 553,220
Denbury Resources, Inc., Sec’d. Notes, 144A	9.000	05/15/21	250	218,753
Diamond Offshore Drilling, Inc., Sr. Unsec’d. Notes(aa)	7.875	08/15/25	1,350	934,835
Endeavor Energy Resources LP/EER Finance, Inc.,
Sr. Unsec’d. Notes, 144A(aa)	5.500	01/30/26	1,925	1,911,726
Sr. Unsec’d. Notes, 144A	5.750	01/30/28	975	957,274
Extraction Oil & Gas, Inc.,
Gtd. Notes, 144A(aa)	5.625	02/01/26	2,702	946,644
Gtd. Notes, 144A	7.375	05/15/24	975	349,473
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A	5.750	10/01/25	1,075	867,042
Sr. Unsec’d. Notes, 144A(aa)	6.250	11/01/28	1,658	1,207,783
MEG Energy Corp. (Canada),
Gtd. Notes, 144A(aa)	7.000	03/31/24	195	184,666
Sr. Unsec’d. Notes, 144A(aa)	7.125	02/01/27	1,750	1,650,978
Nabors Industries Ltd.,
Gtd. Notes, 144A	7.250	01/15/26	225	206,780
Gtd. Notes, 144A	7.500	01/15/28	600	576,920

Nabors Industries, Inc., Gtd. Notes(aa)	5.750	02/01/25	3,900	2,795,787
Precision Drilling Corp. (Canada), Gtd. Notes, 144A	7.125	01/15/26	2,560	2,361,229
Range Resources Corp.,
Gtd. Notes(aa)	4.875	05/15/25	1,000	632,847
Gtd. Notes(aa)	5.000	03/15/23	2,675	1,938,974
Gtd. Notes	5.875	07/01/22	173	147,867
Gtd. Notes, 144A	9.250	02/01/26	1,100	746,501

Sunoco LP/Sunoco Finance Corp., Gtd. Notes(aa)	4.875	01/15/23	1,450	1,447,338
Transocean, Inc.,
Gtd. Notes, 144A	7.250	11/01/25	1,820	1,506,024
Gtd. Notes, 144A	7.500	01/15/26	3,250	2,617,594
Gtd. Notes, 144A	8.000	02/01/27	925	774,684

Valaris PLC, Sr. Unsec’d. Notes(aa)	7.750	02/01/26	3,362	1,324,933

PGIM High Yield Bond Fund, Inc.
Schedule of Investments as of February 29, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Oil & Gas (cont’d.)
WPX Energy, Inc.,
Sr. Unsec’d. Notes(aa)	5.250%	09/15/24	1,650	$ 1,657,871
Sr. Unsec’d. Notes(aa)	5.250	10/15/27	1,225	1,207,156
				45,671,314
Oil & Gas Services 0.1%
Nine Energy Service, Inc., Gtd. Notes, 144A(aa)	8.750	11/01/23	675	536,472
Packaging & Containers 0.3%
ARD Finance SA (Luxembourg), Sr. Sec’d. Notes, 144A, Cash coupon 6.500% or PIK 7.250%	6.500	06/30/27	1,275	1,287,065
Owens-Brockway Glass Container, Inc., Gtd. Notes, 144A	6.375	08/15/25	500	551,799
				1,838,864
Pharmaceuticals 1.6%
Bausch Health Cos., Inc.,
Gtd. Notes, 144A(aa)	5.000	01/30/28	1,000	985,551
Gtd. Notes, 144A(aa)	5.250	01/30/30	1,000	988,551
Gtd. Notes, 144A(aa)	6.125	04/15/25	4,600	4,692,315
Gtd. Notes, 144A	7.000	01/15/28	825	883,277
Gtd. Notes, 144A(aa)	7.250	05/30/29	1,110	1,213,216
				8,762,910
Pipelines 2.8%
Antero Midstream Partners LP/Antero Midstream Finance Corp.,
Gtd. Notes(aa)	5.375	09/15/24	530	401,241
Gtd. Notes, 144A(aa)	5.750	01/15/28	2,425	1,667,082

CNX Midstream Partners LP/CNX Midstream Finance Corp., Sr. Unsec’d. Notes, 144A	6.500	03/15/26	900	737,320
DCP Midstream Operating LP, Gtd. Notes	5.125	05/15/29	1,375	1,352,259
Energy Transfer Operating LP, Jr. Sub. Notes, Series G	7.125(ff)	–(rr)	1,075	1,015,426
Global Partners LP/GLP Finance Corp.,
Gtd. Notes(aa)	7.000	06/15/23	825	844,986

PGIM High Yield Bond Fund, Inc.
Schedule of Investments as of February 29, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Pipelines (cont’d.)
Global Partners LP/GLP Finance Corp., (cont’d.)
Gtd. Notes	7.000%	08/01/27	750	$ 780,539
NGPL PipeCo LLC,
Sr. Unsec’d. Notes, 144A	4.875	08/15/27	25	27,565
Sr. Unsec’d. Notes, 144A	7.768	12/15/37	1,000	1,372,214

Rockies Express Pipeline LLC, Sr. Unsec’d. Notes, 144A	6.875	04/15/40	2,750	2,832,178
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., Gtd. Notes, 144A(aa)	5.500	01/15/28	2,854	2,541,838
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Gtd. Notes(aa)	5.375	02/01/27	1,400	1,404,570
				14,977,218
Real Estate 1.3%
Five Point Operating Co. LP/Five Point Capital Corp., Gtd. Notes, 144A(aa)	7.875	11/15/25	2,000	2,007,547
Greystar Real Estate Partners LLC, Sr. Sec’d. Notes, 144A(aa)	5.750	12/01/25	2,000	2,067,706
Howard Hughes Corp. (The), Sr. Unsec’d. Notes, 144A	5.375	03/15/25	775	791,523
Hunt Cos., Inc., Sr. Sec’d. Notes, 144A(aa)	6.250	02/15/26	2,225	2,174,005
				7,040,781
Real Estate Investment Trusts (REITs) 1.3%
GLP Capital LP/GLP Financing II, Inc., Gtd. Notes(aa)	5.375	11/01/23	750	820,669
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc., Gtd. Notes(aa)	4.500	01/15/28	2,000	2,050,313
MPT Operating Partnership LP/MPT Finance Corp., Gtd. Notes(aa)	5.000	10/15/27	1,575	1,645,572
VICI Properties LP/VICI Note Co., Inc.,
Gtd. Notes, 144A(aa)	4.250	12/01/26	1,235	1,249,118
Gtd. Notes, 144A(aa)	4.625	12/01/29	1,000	1,034,107
				6,799,779

PGIM High Yield Bond Fund, Inc.
Schedule of Investments as of February 29, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Retail 6.0%
Beacon Roofing Supply, Inc., Gtd. Notes, 144A	4.875%	11/01/25	550	$ 533,857
Brinker International, Inc., Gtd. Notes, 144A(aa)	5.000	10/01/24	1,250	1,311,223
Carvana Co., Gtd. Notes, 144A(aa)	8.875	10/01/23	3,775	3,922,169
CEC Entertainment, Inc., Gtd. Notes(aa)	8.000	02/15/22	1,150	1,123,025
eG Global Finance PLC (United Kingdom), Sr. Sec’d. Notes, 144A(aa)	8.500	10/30/25	1,450	1,509,908
Ferrellgas LP/Ferrellgas Finance Corp.,
Gtd. Notes	6.750	06/15/23	925	775,448
Sr. Unsec’d. Notes(aa)	6.500	05/01/21	1,850	1,590,907
Sr. Unsec’d. Notes	6.750	01/15/22	82	69,161
Ferrellgas Partners LP/Ferrellgas Partners Finance Corp.,
Sr. Unsec’d. Notes	8.625	06/15/20	975	382,575
Sr. Unsec’d. Notes	8.625	06/15/20	3,275	1,402,162
Golden Nugget, Inc.,
Gtd. Notes, 144A(aa)	8.750	10/01/25	1,800	1,814,603
Sr. Unsec’d. Notes, 144A(aa)	6.750	10/15/24	2,724	2,679,567

L Brands, Inc., Gtd. Notes(aa)	5.625	10/15/23	595	640,985
Michaels Stores, Inc., Gtd. Notes, 144A(aa)	8.000	07/15/27	2,525	2,105,964
PetSmart, Inc.,
Gtd. Notes, 144A	7.125	03/15/23	950	928,672
Sr. Sec’d. Notes, 144A	5.875	06/01/25	1,582	1,592,070
Rite Aid Corp.,
Gtd. Notes, 144A	6.125	04/01/23	2,183	1,977,335
Sr. Sec’d. Notes, 144A	7.500	07/01/25	917	915,820
Sally Holdings LLC/Sally Capital, Inc.,
Gtd. Notes	5.500	11/01/23	200	203,406
Gtd. Notes(aa)	5.625	12/01/25	2,025	2,054,351
Suburban Propane Partners LP/Suburban Energy Finance Corp.,
Sr. Unsec’d. Notes(aa)	5.750	03/01/25	1,885	1,905,981
Sr. Unsec’d. Notes	5.875	03/01/27	175	178,946

PGIM High Yield Bond Fund, Inc.
Schedule of Investments as of February 29, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Retail (cont’d.)

Superior Plus LP/Superior General Partner, Inc. (Canada), Sr. Unsec’d. Notes, 144A	7.000%	07/15/26	675	$ 723,587
Yum! Brands, Inc., Sr. Unsec’d. Notes(aa)	3.875	11/01/20	2,250	2,260,496
				32,602,218
Semiconductors 0.2%
NXP BV/NXP Funding LLC (Netherlands), Gtd. Notes, 144A(aa)	3.875	09/01/22	1,090	1,142,419
Software 1.9%
Infor US, Inc., Gtd. Notes(aa)	6.500	05/15/22	6,629	6,657,623
RP Crown Parent LLC, Gtd. Notes, 144A(aa)	7.375	10/15/24	1,410	1,458,981
TIBCO Software, Inc., Sr. Unsec’d. Notes, 144A	11.375	12/01/21	2,265	2,329,416
				10,446,020
Telecommunications 10.7%
C&W Senior Financing DAC (Ireland), Sr. Unsec’d. Notes, 144A	6.875	09/15/27	1,025	1,099,457
CenturyLink, Inc.,
Sr. Unsec’d. Notes(aa)	5.625	04/01/25	1,830	1,909,998
Sr. Unsec’d. Notes, Series P	7.600	09/15/39	1,200	1,281,565
Sr. Unsec’d. Notes, Series T	5.800	03/15/22	700	733,949
Sr. Unsec’d. Notes, Series U	7.650	03/15/42	1,930	2,075,825

CommScope Technologies LLC, Gtd. Notes, 144A	6.000	06/15/25	125	117,498
CommScope, Inc.,
Gtd. Notes, 144A(aa)	5.500	06/15/24	4,050	3,850,009
Gtd. Notes, 144A	8.250	03/01/27	400	403,179

Connect Finco SARL/Connect US Finco LLC (United Kingdom), Sr. Sec’d. Notes, 144A(aa)	6.750	10/01/26	1,550	1,577,350
Digicel Group One Ltd. (Jamaica), Sr. Sec’d. Notes, 144A	8.250	12/30/22	425	278,605

PGIM High Yield Bond Fund, Inc.
Schedule of Investments as of February 29, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Telecommunications (cont’d.)

Digicel International Finance Ltd./Digicel Holdings Bermuda Ltd. (Saint Lucia), Sr. Sec’d. Notes, 144A	8.750%	05/25/24	3,550	$ 3,575,025
Digicel Ltd. (Jamaica), Gtd. Notes, 144A	6.750	03/01/23	5,500	3,540,249
Embarq Corp., Sr. Unsec’d. Notes	7.995	06/01/36	4,640	4,943,751
Front Range BidCo, Inc., Sr. Unsec’d. Notes, 144A	6.125	03/01/28	675	665,719
Intelsat Jackson Holdings SA (Luxembourg),
Gtd. Notes	5.500	08/01/23	2,085	1,795,169
Gtd. Notes, 144A(aa)	9.750	07/15/25	4,135	3,659,475

Intelsat Luxembourg SA (Luxembourg), Gtd. Notes	8.125	06/01/23	1,035	429,374
Intrado Corp., Gtd. Notes, 144A(aa)	8.500	10/15/25	5,295	3,570,183
ORBCOMM, Inc., Sr. Sec’d. Notes, 144A(aa)	8.000	04/01/24	3,670	3,668,258
Sprint Capital Corp.,
Gtd. Notes	6.875	11/15/28	365	433,296
Gtd. Notes	8.750	03/15/32	3,161	4,393,328

Sprint Communications, Inc., Gtd. Notes, 144A	7.000	03/01/20	1,500	1,500,000
Sprint Corp.,
Gtd. Notes(aa)	7.625	02/15/25	1,925	2,232,134
Gtd. Notes(aa)	7.875	09/15/23	1,500	1,717,640
T-Mobile USA, Inc.,
Gtd. Notes(aa)	6.375	03/01/25	1,200	1,235,579
Gtd. Notes	6.500	01/15/26	4,055	4,275,067

Xplornet Communications, Inc. (Canada), Gtd. Notes, 144A, Cash coupon 9.625% or PIK 10.625%	9.625	06/01/22	2,579	2,640,882
Ypso Finance Bis SA (Luxembourg), Gtd. Notes, 144A	6.000	02/15/28	125	119,837
				57,722,401
Toys/Games/Hobbies 0.0%
Mattel, Inc., Gtd. Notes, 144A	5.875	12/15/27	175	183,088

PGIM High Yield Bond Fund, Inc.
Schedule of Investments as of February 29, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Transportation 0.8%
XPO Logistics, Inc.,
Gtd. Notes, 144A	6.125%	09/01/23	200	$ 204,848
Gtd. Notes, 144A(aa)	6.500	06/15/22	1,405	1,409,012
Gtd. Notes, 144A(aa)	6.750	08/15/24	2,800	2,958,066
				4,571,926
Total Corporate Bonds (cost $607,580,013)				597,467,515

	Shares
Common Stocks 0.5%
Electric Utilities 0.5%
GenOn Energy Holdings, Inc. (Class A Stock)^*	9,187	1,883,335
Keycon Power Holdings LLC*	2,600	806,000
		2,689,335
Oil, Gas & Consumable Fuels 0.0%
Frontera Energy Corp. (Colombia)	2,066	11,350

Total Common Stocks (cost $1,387,211)		2,700,685

Total Long-Term Investments (cost $679,961,796)		670,083,463

Short-Term Investment 10.9%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $59,181,816)(w)	59,181,816	59,181,816

TOTAL INVESTMENTS 134.7% (cost $739,143,612)		729,265,279
Liabilities in excess of other assets(z) (34.7)%		(187,990,625)

Net Assets 100.0%		$ 541,274,654

PGIM High Yield Bond Fund, Inc.
Schedule of Investments as of February 29, 2020 (unaudited) (continued)

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
LIBOR—London Interbank Offered Rate
MTN—Medium Term Note
PIK—Payment-in-Kind
REITs—Real Estate Investment Trust
Q—Quarterly payment frequency for swaps

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $23,232,786 and 4.3% of net assets.
(aa)	Represents security, or a portion thereof, with aggregate value of $371,936,033 segregated as collateral for amount of $180,000,000 borrowed and outstanding as of February 29, 2020.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at February 29, 2020.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(p)	Interest rate not available as of February 29, 2020.
(rr)	Perpetual security with no stated maturity date.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Credit default swap agreement outstanding at February 29, 2020:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at February 29, 2020	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Buy Protection(1):
CDX.NA.HY.33.V2	12/20/24	5.000%(Q)	34,175	$(2,934,045)	$(2,084,131)	$849,914
The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced

PGIM High Yield Bond Fund, Inc.
Schedule of Investments as of February 29, 2020 (unaudited) (continued)
index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).